Bank Borrowings (Details) - Schedule of Bank Borrowings ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Bank Borrowings [Abstract]
Short-term bank borrowing	[1]	¥ 5,000	$ 704
Long-term bank borrowing, current portion	[2]	9,500	1,338
Long-term bank borrowing, non-current portion				10,000
Total bank borrowings		¥ 14,500	$ 2,042	¥ 10,000

[1]	On July 14, 2023, Youxu Shanghai entered into a one-year bank agreement with Shanghai Pudong Development Bank, pursuant to which Youxu Shanghai was entitled to borrow a loan of RMB3,000 with an annual interest rate of 3.7% for working capital needs and this short-term bank borrowing were guaranteed by Li Jia, the Controlling shareholder, Director and CEO of U Power Limited. On August 7, 2023, Youpin Shandong entered into a one-year bank agreement with China Construction Bank, pursuant to which Youpin Shandong was entitled to borrow a loan of RMB2,000 with an annual interest rate of 3.95% for working capital needs and this short-term bank borrowing were guaranteed by Li Jia.
[2]	On December 13, 2021, Youxu Zibo entered into a three-year bank facility agreement with Bank of Qishang, a commercial bank in China, pursuant to which Youxu Zibo was entitled to borrow a loan of RMB10,000 with an annual interest rate of 6.87% for working capital needs. Youxu Zibo drew down the amount in full. On December 27, 2023, Youxu Zibo partially repaid the bank borrowing in the amount of RMB500. A manufacturing facility of Youxu Zibo was pledged as collateral for this loan.